Annual Total Returns [BarChart] - Western Asset Corporate Bond Fund - Class A	May 01, 2021
Bar Chart Table:
Annual Return 2011	5.19%
Annual Return 2012	14.50%
Annual Return 2013	0.20%
Annual Return 2014	8.14%
Annual Return 2015	(0.82%)
Annual Return 2016	7.99%
Annual Return 2017	7.20%
Annual Return 2018	(3.66%)
Annual Return 2019	14.40%
Annual Return 2020	10.80%